Eaton Vance
South Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.3%
Security	Principal Amount (000's omitted)	Value
Education — 8.6%
Clemson University, SC:
5.00%, 5/1/42	$25	$ 27,494
5.00%, 5/1/43	250	271,400
5.00%, 5/1/44	70	75,635
5.00%, 5/1/44	300	323,174
5.00%, 5/1/46	500	534,079
5.00%, 5/1/47	750	795,969
5.00%, 5/1/55	100	106,012
College of Charleston, SC, 4.00%, 4/1/40	700	694,862
Florence County, SC, (Savannah Grove Infrastructure):
4.00%, 12/1/40	855	830,840
4.00%, 12/1/41	190	181,834
4.00%, 12/1/43	300	280,417
4.125%, 12/1/45	140	129,401
4.25%, 12/1/49	885	820,164
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	2,000	2,004,744
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/37	1,450	1,642,781
5.00%, 10/1/38	2,265	2,543,520
South Carolina Jobs-Economic Development Authority, (R.D. Anderson Applied Technology Center):
4.625%, 4/1/42	385	396,202
4.625%, 4/1/43	500	509,872
5.00%, 4/1/50	890	918,132
5.25%, 4/1/45	1,735	1,842,174
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	1,000	1,016,833
University of South Carolina:
4.00%, 5/1/51	260	239,860
5.00%, 5/1/46	995	1,045,394
		$ 17,230,793
Electric Utilities — 7.8%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,280	$ 2,094,036
5.00%, 1/1/47	4,900	4,901,592
South Carolina Public Service Authority:
4.00%, 12/1/42	2,760	2,662,960
5.00%, 12/1/44	750	794,995
5.50%, 12/1/40	1,500	1,666,461
5.50%, 12/1/54	2,030	2,180,565
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
South Carolina Public Service Authority, (Santee Cooper), 5.00%, 12/1/45	$1,140	$ 1,201,359
		$ 15,501,968
General Obligations — 13.0%
Anderson County School District No. 4, SC, 5.00%, 3/1/39	$3,000	$ 3,414,281
Dorchester County School District No. 4, SC, 5.00%, 3/1/46	1,510	1,593,305
Florence County, SC, 4.00%, 2/1/45	25	24,205
Fort Mill School District No. 4, SC, 4.00%, 3/1/39	2,150	2,168,965
Oconee County, SC:
5.00%, 4/1/42	2,065	2,227,199
5.00%, 4/1/43	1,680	1,797,406
Orangeburg County School District, SC, 5.00%, 8/13/26	2,000	2,033,420
Puerto Rico:
5.625%, 7/1/29	500	530,872
5.75%, 7/1/31	1,250	1,376,983
South Carolina, 5.00%, 4/1/38	5,000	5,545,637
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	4,160	4,397,824
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	850	841,132
		$ 25,951,229
Hospital — 15.3%
Greenville Health System, SC, 5.00%, 5/1/39	$1,215	$ 1,215,818
Greenwood, SC, (Self Regional Healthcare), 4.00%, 10/1/39	1,195	1,184,943
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,565	5,585,700
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	2,000,570
5.00%, 2/1/38	2,405	2,408,911
Prerefunded to 2/1/26, 5.00%, 2/1/38	595	597,164
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/34	350	374,000
5.50%, 11/15/44	2,125	2,172,155
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,495	1,402,557
5.00%, 10/1/37	1,000	1,099,498
5.00%, 12/1/46	2,670	2,730,455
5.25%, 11/1/43	540	592,293

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	$1,875	$ 1,753,758
5.25%, 11/1/54(2)	2,000	2,127,340
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,750	2,969,085
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	1,500	1,561,049
(LOC: TD Bank, N.A.), 2.85%, 5/1/48(3)	800	800,000
		$ 30,575,296
Housing — 8.5%
Charleston Housing Authority, SC, 4.50%, 9/1/35	$390	$ 396,492
Greenville Housing Authority, SC, (Cherokee Landing Apartments), (FNMA), 4.91%, 7/1/43	400	427,751
South Carolina Housing Finance and Development Authority:
4.20%, 7/1/42	480	486,247
4.375%, 7/1/44	2,865	2,874,096
(FHLMC), (FNMA), (GNMA), 4.65%, 7/1/50	580	572,482
(FHLMC), (FNMA), (GNMA), 4.80%, 7/1/45	2,000	2,024,820
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/32	100	115,068
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/33	5	5,840
(FHLMC), (FNMA), (GNMA), 6.00%, 7/1/33	30	35,311
(FNMA), 4.80%, 5/1/43	1,000	1,065,704
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62	3,470	3,541,817
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott):
4.00%, 11/1/35	2,790	2,779,577
5.00%, 11/1/35	2,530	2,683,353
		$ 17,008,558
Industrial Development Revenue — 2.0%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$4,000	$ 4,006,134
		$ 4,006,134
Insured - Education — 1.2%
College of Charleston, SC:
(AG), 4.25%, 4/1/43	$2,030	$ 2,052,561
(BAM), 2.25%, 4/1/39	300	236,876
		$ 2,289,437
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 3.8%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,083,817
(NPFG), 5.25%, 7/1/32	1,350	1,367,995
(NPFG), 5.25%, 7/1/34	1,820	1,839,791
South Carolina Public Service Authority, (BAM), 4.00%, 12/1/52	3,560	3,304,818
		$ 7,596,421
Insured - Utilities — 0.4%
Greer, SC, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$825	$ 851,356
		$ 851,356
Lease Revenue/Certificates of Participation — 7.8%
Florence County School District No. 3, SC:
4.00%, 12/1/39	$975	$ 979,190
4.00%, 12/1/41	1,200	1,179,610
Fort Mill School District No. 4, SC, 5.00%, 6/1/30	25	27,439
Georgetown County Scago Public Facilities Corp., SC, 4.00%, 6/1/43	975	944,601
Greer, SC, (Corporation ForGreer):
4.00%, 9/1/45	1,245	1,188,573
4.125%, 9/1/49	800	758,061
5.00%, 9/1/50	2,900	3,048,490
5.25%, 9/1/44	600	656,134
5.25%, 9/1/45	470	511,719
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,568,479
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	300	290,541
5.00%, 9/1/49	1,955	2,057,340
Summerville Municipal Facilities Corp., SC, (Town Of Summerville):
4.00%, 10/1/44(4)	220	214,679
4.125%, 10/1/45(4)	665	652,708
5.00%, 10/1/42(4)	1,000	1,091,144
5.00%, 10/1/43(4)	250	271,066
		$ 15,439,774
Other Revenue — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,526,503
		$ 1,526,503

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 5.9%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 992,946
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/49	1,240	1,032,939
4.00%, 4/1/54	795	641,033
5.00%, 4/1/54	3,295	3,158,833
South Carolina Jobs-Economic Development Authority, (Rolling Green Village), 5.50%, 12/1/45	800	807,670
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island), 7.50%, 11/15/53	1,000	1,060,768
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/29	640	646,930
5.00%, 4/1/38	1,000	1,005,023
5.00%, 4/1/48	950	895,864
5.00%, 4/1/52	1,000	926,527
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	508,151
		$ 11,676,684
Special Tax Revenue — 2.5%
American Samoa Economic Development Authority:
5.00%, 9/1/34(1)(4)	$250	$ 265,526
5.00%, 9/1/38(1)	200	204,201
Anderson, SC, (Hospitality Fee), 4.00%, 2/1/40	95	94,520
Goose Creek, SC, 5.25%, 10/1/45(1)	800	804,291
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	800	791,630
Myrtle Beach, SC, (Hospitality Fee), 4.00%, 6/1/42	35	34,735
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,695,780
		$ 4,890,683
Transportation — 6.0%
Charleston County Airport District, SC:
5.00%, 7/1/41	$155	$ 169,503
5.25%, 7/1/54	1,430	1,518,249
(AMT), 5.25%, 7/1/49	1,000	1,046,662
Greenville-Spartanburg Airport District, SC, 5.25%, 7/1/54	2,500	2,654,282
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	800	810,509
(AMT), 5.00%, 7/1/44	5,680	5,773,428
		$ 11,972,633
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 15.7%
Anderson County, SC, Sewer System Revenue, 4.00%, 8/1/43	$235	$ 227,615
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/50	1,990	1,866,527
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,475	2,607,468
Clemson, SC, Water and Sewer System Revenue, 4.00%, 6/1/49	885	835,254
Columbia, SC, Waterworks and Sewer System Revenue, 5.00%, 2/1/47	5,195	5,464,525
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	540	502,061
4.00%, 9/1/48	2,000	1,918,857
4.25%, 9/1/48	2,965	2,934,773
Grand Strand Water & Sewer Authority, SC, 4.00%, 6/1/51	1,000	940,633
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/49	575	542,679
Mount Pleasant, SC, Water & Sewer Revenue:
4.00%, 6/1/47	965	939,906
5.00%, 6/1/41	2,200	2,474,917
5.00%, 6/1/42	1,205	1,341,411
5.00%, 6/1/43	1,145	1,260,961
Renewable Water Resources, SC, Sewer System Revenue, 4.00%, 4/1/44	1,545	1,533,681
South Island Public Service District, SC:
4.00%, 4/1/49	1,135	1,068,243
5.00%, 4/1/47	1,000	1,042,639
Woodruff-Roebuck Water District, SC:
4.25%, 6/1/45	140	136,308
5.25%, 6/1/50	1,450	1,535,712
5.25%, 6/1/55	2,060	2,173,608
		$ 31,347,778
Total Tax-Exempt Municipal Obligations (identified cost $195,713,694)		$197,865,247

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 409,814
		$ 409,814

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.2%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$355	$ 345,136
		$ 345,136
Total Taxable Municipal Obligations (identified cost $855,000)		$ 754,950
Total Investments — 99.7% (identified cost $196,568,694)		$198,620,197
Other Assets, Less Liabilities — 0.3%		$ 618,211
Net Assets — 100.0%		$199,238,408
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $3,278,762 or 1.6% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(4)	When-issued security.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2025, 5.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 2.2% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$197,865,247	$ —	$197,865,247
Taxable Municipal Obligations	—	754,950	—	754,950
Total Investments	$ —	$198,620,197	$ —	$198,620,197

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.